FINANCIAL INSTRUMENTS (Details Narrative) R$ in Thousands	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
IfrsStatementLineItems [Line Items]
Net investment	R$ 6,293	R$ 6,293
Borrowings	R$ 40,918,742	R$ 32,507,522	R$ 35,270,653
Currency risk [member]
IfrsStatementLineItems [Line Items]
Stock price	5.00%
Scenario 1 [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Percentage of scenarios	25
Scenario I I [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Percentage of scenarios	50
C S N Cimentos [Member]
IfrsStatementLineItems [Line Items]
Borrowings	R$ 115,000